Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Accrued expenses	[1]	$ 716,010	$ 793,873
Advance from customers	[2]	498,446	147,849
Other payables	[3]	2,581,439	2,727,401
Total		$ 3,795,895	$ 3,669,123

[1]	Accrued expenses mainly relate to staff-related expenses.
[2]	Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.
[3]	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.